Warrant Liabilities (Details)		3 Months Ended	12 Months Ended
	Mar. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 26, 2026 $ / shares shares	Dec. 31, 2025 USD ($) shares	May 23, 2023 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Warrant Liabilities [Line Items]
Class of warrant or right, outstanding	517,527	677,934		519,974
Warrant liabilities (in Dollars) | $					$ 1,874,000
Warrant Liability [Member]
Warrant Liabilities [Line Items]
Fair value adjustment of warrants (in Dollars) | $		895,000
RBC Term Loan [Member]
Warrant Liabilities [Line Items]
Debt instrument, face amount (in Dollars) | $						$ 25,000,000
SFTrust Warrants [Member]
Warrant Liabilities [Line Items]
Class of warrant or right, outstanding					46,082		34,000
Exercise price | (per share)			$ 1.69				$ 0.29
Warrants and rights outstanding, term			12 years				10 years
Class of warrant or right, number of securities called by warrants or rights	517,527		24,164
Class of warrants or rights, voting equity interest acquired, percentage			0.10%
Class of warrant or right, redemption, term loan draw trigger (in Dollars) | $			$ 5,000,000
Class of warrants and rights, vested in period			12,082
Class of warrants and rights, expired in period			12,082
Class of warrant or right, number of warrants surrendered to cover exercise price	2,447
Adjustments to additional paid in capital, warrant issued (in Dollars) | $	$ 1,397
MVS Warrants [Member]
Warrant Liabilities [Line Items]
Warrant liabilities (in Dollars) | $		$ 915,000
RBC Warrants [Member]
Warrant Liabilities [Line Items]
Class of warrant or right, outstanding				13,999
Exercise price | $ / shares						$ 12.94
Warrants and rights outstanding, term						12 years
Class of warrant or right, number of securities called by warrants or rights						13,999
SVS Warrants [Member]
Warrant Liabilities [Line Items]
Class of warrant or right, outstanding		157,960		157,960
Warrant liabilities (in Dollars) | $
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") [Member]
Warrant Liabilities [Line Items]
Exercise price | $ / shares				$ 1.15
Additional Paid-in Capital [Member]
Warrant Liabilities [Line Items]
Adjustments to additional paid in capital, warrant issued (in Dollars) | $		$ 2,769,000
Warrant Exchange, Component One [Member]
Warrant Liabilities [Line Items]
Class of warrant or right, number of securities called by warrants or rights				136,329
Xanadu Class A Multiple Voting Shares [Member]
Warrant Liabilities [Line Items]
Exercise price | $ / shares				$ 0.02
Xanadu Class A Multiple Voting Shares [Member] | Warrant Exchange, Component One [Member]
Warrant Liabilities [Line Items]
Exercise price | $ / shares		$ 0.02		$ 0.15
Class of warrant or right, number of securities called by warrants or rights		383,645		383,645